Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accrued Expenses [Abstract]
Accrued research and development expenses	$ 10,123	$ 7,662
Accrued compensation-related expenses	3,125	2,334
Accrued other expenses	535	252
Total accrued expenses	$ 13,783	$ 10,248